COMMITMENT (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Non-contributory defined contribution pension plan
Pension expense	$ 324	$ 322	$ 322
Unpaid pension expense, included in accounts payable and accrued liabilities	$ 47	$ 50